BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Details Narrative)		1 Months Ended
	Jan. 11, 2024 USD ($) $ / shares shares	Jul. 31, 2024 HKD ($)	Jun. 30, 2024 HKD ($)	Sep. 30, 2024 $ / shares	Mar. 31, 2024 $ / shares	Apr. 11, 2022 $ / shares
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, per shares | $ / shares				$ 0.001	$ 0.001	$ 0.001
Gross proceeds from offering shares | $		$ 1,263,600	$ 1,263,600
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Offering ordinary shares | shares	2,449,943
Ordinary shares, per shares | $ / shares	$ 4.00
Gross proceeds from offering shares | $	$ 9,799,772